Condensed Financial Information of the Parent Company (Tables) - iQIYI, INC	12 Months Ended
Dec. 31, 2019
Condensed Balance Sheets

Condensed Balance Sheets

	As of December 31,
	Note	2018	2019	2019
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		2,071,921	2,774,681	398,558
Restricted cash		508,987	—	—
Short-term investments		2,524,609	1,237,730	177,789
Prepayments and other assets		8,791	16,849	2,420
Amounts due from entities within the Group		16,528,487	17,967,978	2,580,939

Total current assets		21,642,795	21,997,238	3,159,706

Non-current assets:
Long-term investments		137,564	—	—
Investment in subsidiaries, VIEs and VIEs’ subsidiaries		372,373	—	—
Amounts due from entities within the Group		695,906	—	—

Total non-current assets		1,205,843	—	—

Total assets		22,848,638	21,997,238	3,159,706

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other liabilities		57,284	99,823	14,339

Non-current liabilities
Convertible senior notes	15	4,712,284	12,296,868	1,766,335
Other non-current liabilities		42,139	29,533	4,242

Total non-current liabilities		4,754,423	12,326,401	1,770,577

Total liabilities		4,811,707	12,426,224	1,784,916

Commitments and contingencies	18
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 94,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 2,580,950,531 and 2,603,890,438 shares issued as of December 31, 2018 and 2019, respectively; 2,199,425,905 and 2,259,125,125 shares outstanding as of December 31, 2018 and 2019, respectively)	20	138	142	20
Class B ordinary shares (US$0.00001 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 2,876,391,396 and 2,876,391,396 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	20	183	183	26
Additional paid-in capital		39,666,150	41,298,328	5,932,134
Accumulated deficit	21	(23,509,486)	(33,834,357)	(4,860,001)
Accumulated other comprehensive income	27	1,879,946	2,106,718	302,611

Total shareholders’ equity		18,036,931	9,571,014	1,374,790

Total liabilities and shareholders’ equity		22,848,638	21,997,238	3,159,706

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(6,058)	(48,253)	(14,946)	(2,147)

Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(3,963,264)	(8,573,048)	(9,593,221)	(1,377,980)
Interest income	101,851	260,360	133,930	19,238
Interest expenses	(116,989)	(25,550)	(603,449)	(86,680)
Foreign exchange gain/(loss), net	247,528	(694,907)	(118,439)	(17,013)
Other expense, net	—	(28,378)	(127,204)	(18,272)

Net loss	(3,736,932)	(9,109,776)	(10,323,329)	(1,482,854)

Accretion of redeemable convertible preferred shares	5,073,140	(298,990)	—	—
Accretion of redeemable noncontrolling interests	—	—	(1,542)	(222)
Extinguishment and reissuance of Series B preferred shares	(363,279)	—	—	—

Net income/(loss) attributable to ordinary shareholders	972,929	(9,408,766)	(10,324,871)	(1,483,076)

Other comprehensive income
Foreign currency translation adjustments	(264,774)	1,787,553	227,048	32,613
Unrealized losses on available-for-sale debt securities	(1,470)	(733)	(276)	(40)

Total other comprehensive (loss)/income, net of tax	(266,244)	1,786,820	226,772	32,573

Comprehensive loss	(4,003,176)	(7,322,956)	(10,096,557)	(1,450,281)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by/(used for) operating activities	55,245	87,322	(122,370)	(17,577)
Net cash used for investing activities	(10,468,969)	(17,575,740)	(7,268,873)	(1,044,108)
Net cash provided by financing activities	10,528,236	19,703,701	7,489,321	1,075,774
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(217,839)	269,735	95,695	13,746

Net (decrease)/increase in cash, cash equivalents and restricted cash	(103,327)	2,485,018	193,773	27,835
Cash, cash equivalents and restricted cash at the beginning of the year	199,217	95,890	2,580,908	370,724
Cash, cash equivalents and restricted cash at the end of the year	95,890	2,580,908	2,774,681	398,559